Change in accounting policy (Detail) - Adjustments to Financial Results - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Depreciation and depletion	$ 21,918	$ 12,980	$ 44,612	$ 25,919
Exploration expenses	(1,621)	(15,179)	(9,777)	(28,322)
Income taxes	796	(1,932)	9,878	1,033
Net loss and comprehensive loss attributable to:
Nevsun shareholders	(9,367)	(57,863)	(13,869)	(69,437)
Non-controlling interest	$ 107	$ (26,335)	$ 5,122	$ (23,892)
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.23)
Diluted	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.23)
Previously Reported [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ (13,147)		$ (26,252)
Exploration expenses
Income taxes		911		(3,020)
Net loss and comprehensive loss attributable to:
Nevsun shareholders		(44,538)		(44,732)
Non-controlling interest		$ (25,669)		$ (22,595)
Weighted average shares outstanding (thousands)
Basic		301,959		301,876
Diluted		301,959		301,876
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.15)		$ (0.15)
Diluted		$ (0.15)		$ (0.15)
Adjustment [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ 167		$ 333
Exploration expenses		(15,179)		(28,322)
Income taxes		1,021		1,987
Decrease in net income		(13,991)		(26,002)
Net loss and comprehensive loss attributable to:
Nevsun shareholders		(13,325)		(24,705)
Non-controlling interest		$ (666)		$ (1,297)
Weighted average shares outstanding (thousands)
Basic
Diluted
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.04)		$ (0.08)
Diluted		$ (0.04)		$ (0.08)
Restated [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ (12,980)		$ (25,919)
Exploration expenses		(15,179)		(28,322)
Income taxes		1,932		(1,033)
Net loss and comprehensive loss attributable to:
Nevsun shareholders		(57,863)		(69,437)
Non-controlling interest		$ (26,335)		$ (23,892)
Weighted average shares outstanding (thousands)
Basic		301,959		301,876
Diluted		301,959		301,876
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.19)		$ (0.23)
Diluted		$ (0.19)		$ (0.23)